Schedule VI (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Information Concerning Property-Casualty Insurance Operations
Deferred acquisition costs	$ 1,923	$ 1,849	$ 1,835
Claims and claim adjustment expense reserves	47,949	48,295	49,850
Discount from reserves for unpaid claims	1,083	1,066
Unearned premiums	12,329	11,971	11,839
Earned premiums	24,534	23,874	23,713
Net investment income	2,302	2,379	2,787
Amortization of deferred acquisition costs	3,985	3,885	3,882
Net written premiums	24,958	24,121	23,904
Property casualty [Member]
Supplementary Information Concerning Property-Casualty Insurance Operations
Deferred acquisition costs	1,923	1,849	1,835
Claims and claim adjustment expense reserves	47,929	48,272	49,824	$ 50,865
Discount from reserves for unpaid claims	1,083	1,066	1,080
Unearned premiums	12,329	11,971	11,839
Earned premiums	24,534	23,874	23,713
Net investment income	2,302	2,379	2,787
Claims and claim adjustment expenses incurred related to current year	15,675	14,471	14,688
Claims and claim adjustment expenses incurred related to prior year	(680)	(817)	(885)
Amortization of deferred acquisition costs	3,985	3,885	3,882
Paid claims and claim adjustment expenses	14,796	14,474	14,066
Net written premiums	$ 24,958	$ 24,121	$ 23,904